Financial instruments (Details 10)		Dec. 31, 2022	Dec. 31, 2021
Minimum risk member
IfrsStatementLineItems [Line Items]
Expected credit loss rate		72.15%	65.39%
Low risk member
IfrsStatementLineItems [Line Items]
Expected credit loss rate		21.65%	26.65%
Moderate risk member
IfrsStatementLineItems [Line Items]
Expected credit loss rate		3.36%	6.02%
High risk member
IfrsStatementLineItems [Line Items]
Expected credit loss rate		2.56%	1.54%
Very high risk member
IfrsStatementLineItems [Line Items]
Expected credit loss rate	[1]	0.28%	0.40%

[1]	Clients in this group that are still active buy from Braskem and pay in advance.